Financial Income - Schedule of Financial Income (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Financial Income [Abstract]
Financial investments measured at fair value through profit or loss	R$ 15,060	R$ 38,338	R$ 51,895	R$ 49,878
Financial assets measured at fair value through other comprehensive income	727,539	241,968	1,307,267	498,555
Financial assets measured at amortized cost	2,760,987	1,850,635	5,104,111	3,245,091
Total	R$ 3,503,586	R$ 2,130,941	R$ 6,463,273	R$ 3,793,524